Securities - Gross Unrealized Losses and Fair Value of Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 32,049,969	$ 23,890,566
Unrealized Loss Position, Less Than Twelve Months, Unrealized Losses	(2,081,498)	(256,898)
Unrealized Loss Position, Twelve Months or More, Fair Value	6,335,824
Unrealized Loss Position, Twelve Months or More, Unrealized Losses	(357,245)
Unrealized Loss Position, Unrealized Losses, Total	(2,438,743)	(256,898)
State, County And Municipals [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized Loss Position, Less than Twelve Months, Fair Value	7,260,911	6,679,387
Unrealized Loss Position, Less Than Twelve Months, Unrealized Losses	(875,450)	(125,929)
Unrealized Loss Position, Twelve Months or More, Fair Value	754,820
Unrealized Loss Position, Twelve Months or More, Unrealized Losses	(38,300)
Unrealized Loss Position, Unrealized Losses, Total	(913,750)	(125,929)
Mortgage-Backed Securities GSE Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized Loss Position, Less than Twelve Months, Fair Value	24,789,058	17,211,179
Unrealized Loss Position, Less Than Twelve Months, Unrealized Losses	(1,206,048)	(130,969)
Unrealized Loss Position, Twelve Months or More, Fair Value	5,581,004
Unrealized Loss Position, Twelve Months or More, Unrealized Losses	(318,945)
Unrealized Loss Position, Unrealized Losses, Total	$ (1,524,993)	$ (130,969)